Consolidated statements of stockholders' equity - USD ($)		Total	Class D Warrants [Member]	After Spin Off And Upto Reporting Date [Member]	Upto And Before Spin Off [Member]	Common Stock [Member]	Treasury Stock, Common [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	(Accumulated Deficit)/ Retained Earnings	(Accumulated Deficit)/ Retained Earnings Class D Warrants [Member]	(Accumulated Deficit)/ Retained Earnings After Spin Off And Upto Reporting Date [Member]	Former Parent Company [Member]	Former Parent Company [Member] Upto And Before Spin Off [Member]	Series A Preferred Stock [Member]	Series A Preferred Stock [Member] Additional Paid-in Capital [Member]	Series A Preferred Stock [Member] (Accumulated Deficit)/ Retained Earnings	Series B Preferred Stock [Member]	Series B Preferred Stock [Member] Preferred Stock [Member]	Series B Preferred Stock [Member] Additional Paid-in Capital [Member]	Series C Preferred Stock [Member]	Series C Preferred Stock [Member] (Accumulated Deficit)/ Retained Earnings
Beginning balance, Shares at Dec. 31, 2020						0	0	0
Beginning balance at Dec. 31, 2020		$ 134,061,923				$ 0	$ 0	$ 0	$ 0	$ 0			$ 134,061,923
Net decrease in former Parent Company investment		(7,792,798)											(7,792,798)
Issuance of stock															$ 15,113,723	$ 15,113,723
Capitalization at spin-off, including issuance of capital and preferred stock						$ 3,184		$ 7,959	97,336,831				(97,347,974)
Issuance of stock, Shares						318,351		795,878
Dividends declared on preferred shares															(130,574)	(130,574)
Deemed contribution of preferred shares as part of Spin-off		(15,113,723)							(15,113,723)
Net income		(3,639,979)		$ (471,557)	$ (3,168,422)							$ (471,557)		$ (3,168,422)
Dividends to former Parent Company		(25,752,729)											(25,752,729)
Ending balance, Shares at Dec. 31, 2021	[1]					318,351	0	795,878
Ending balance at Dec. 31, 2021	[1]	96,745,843				$ 3,184	$ 0	$ 7,959	97,206,257	(471,557)			0
Issuance of stock		156,821,474				$ 124,635			156,696,839									$ 200,000	$ 160	$ 199,840
Issuance of stock, Shares						12,463,531													16,000
Issuance of restricted shares and stock based compensation		117,256				$ 1,905			115,351
Issuance of restricted shares and stock based compensation, Shares						190,476
Dividends declared on preferred shares															(1,740,983)	$ (1,305,737)	$ (435,246)
Deemed dividend on warrant inducement (Note 8)		(2,943,675)								(2,943,675)
Incremental fair value of the Class D warrants (Note 8)			$ 2,943,675								$ 2,943,675
Net income		29,510,928								29,510,928
Ending balance, Shares at Dec. 31, 2022	[1]					12,972,358	0	811,878
Ending balance at Dec. 31, 2022	[1]	281,654,518				$ 129,724	$ 0	$ 8,119	252,912,550	28,604,125
Issuance of common stock (including the exercise of warrants) net of issuance costs		27,577,769				$ 117,676			27,460,093
Issuance of common stock (including the exercise of warrants) net of issuance costs, Shares						11,767,579
Stock repurchase		$ (5,885,727)					$ (5,885,727)
Stock repurchase, Shares		3,444,536					(3,444,536)
Warrants repurchase		$ (1,521,738)							(1,521,738)
Issuance of restricted shares and stock based compensation		2,434,855				$ 15,853			2,419,002
Issuance of restricted shares and stock based compensation, Shares						1,585,311
Dividends declared on preferred shares															$ (1,740,983)		$ (1,740,983)				$ (389,271)	$ (389,271)
Conversion of Series C preferred shares, Shares						6,932,043
Conversion of Series C preferred shares						$ 69,320			9,930,680												16,507,789	6,507,789
Deemed dividends on Series C Preferred shares																					$ (6,507,789)	$ (6,507,789)
Net income		71,134,002								71,134,002
Distribution of net assets of C3is		(20,957,952)							(20,957,952)
Ending balance, Shares at Dec. 31, 2023						33,257,291	(3,444,536)	811,878
Ending balance at Dec. 31, 2023		$ 362,305,473				$ 332,573	$ (5,885,727)	$ 8,119	$ 270,242,635	$ 97,607,873			$ 0

[1]	Adjusted to reflect the reverse stock split effect on April 28, 2023 (see Note 1 and 8)